8. Income Taxes (Details - Income by geographic regions) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Loss before income taxes	$ (7,300,458)	$ (3,595,132)
UNITED STATES [Member]
Loss before income taxes	(3,824,673)	(5,889,926)
UNITED KINGDOM [Member]
Loss before income taxes	(3,379,268)	2,398,830
GERMANY [Member]
Loss before income taxes	$ (96,517)	$ (104,036)